Credit Risk - Group Level Credit Risk Management, Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Minimum ECL to recognise judgemental adjustments	£ 1
Climate change, period covered for ECL calculations	5 years
Stage 3 | Maximum
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	£ 63
Stage 3 | Minimum
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	291
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(869)	£ (992)
Accumulated impairment | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	(342)	(380)
Accumulated impairment | ECL before JAs
Disclosure of credit risk exposure [line items]
Financial assets	(777)	(808)
Accumulated impairment | ECL before JAs | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	(304)	(364)
Accumulated impairment | ECL before JAs | Individually assessed
Disclosure of credit risk exposure [line items]
Financial assets	(168)	(128)
Accumulated impairment | ECL before JAs | Individually assessed | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	£ (162)	£ (124)